FAIR VALUE MEASUREMENTS (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Summary of assets measured at fair value on a recurring basis
Description	Level	June 30, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$230,004,719	$230,011,254

Liabilities
Warrant Liability – Public Warrants	1	10,925,000	12,995,000
Warrant Liability – Private Warrants	3	321,750	370,500

Description	Level	December 31, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$230,011,254	$—

Liabilities:
Warrant Liability – Public Warrants	1	12,995,000
Warrant Liability – Private Placement Warrants	3	370,500

Key inputs for Private Placement Warrants

Input	June 30, 2021	December 31, 2020
Risk-free interest rate	0.94%	0.51%
Trading days per year	252	252
Expected volatility	16.0%	15.8%
Exercise price	$11.50	$11.50
Stock Price	$9.87	$10.08

Input	August 13, 2020	September 30, 2020	December 31, 2020
Risk-free interest rate	0.42%	0.38%	0.51%
Trading days per year	252	252	252
Expected volatility	20.6%	20.4%	15.8%
Exercise price	$11.50	$11.50	$11.50
Stock Price	$9.43	$9.41	$10.08

Schedule of fair value of warrant liabilities
	Private Placement	Public	Warrant liabilities
December 31, 2020	$370,500	$12,995,000	$13,365,500
Change in fair value	(133,250)	(4,715,000)	(4,848,250)
Fair value as of March 31, 2021	237,250	8,280,000	8,517,250
Change in fair value	84,500	2,645,000	2,729,500
Fair value as of June 30, 2021	$321,750	$10,925,000	$11,246,750

	Private Placement	Public	Warrant Liabilities
Fair value as of December 23, 2019 (inception)	$—	$—	$—
Initial measurement on August 18, 2020 and over-allotment on August 20, 2020	377,000	13,225,000	13,602,000
Change in valuation inputs or other assumptions	(6,500)	(230,000)	(236,500)
Fair value as of December 31, 2020	$370,500	$12,995,000	$13,365,500